Morgan Stanley Nasdaq-100 Index Fund
LETTER TO THE SHAREHOLDERS / / NOVEMBER 30, 2002

Dear Shareholder:
During the 12-month period ended November 30, 2002, the stock market, as measured by the Nasdaq 100 Index-Registered Trademark-, declined by approximately 30 percent. Since early January there has been a tug of war between cyclical forces and investors' concerns about corporate governance, balance-sheet integrity and the magnitude of an economic recovery. During the second half of the period, economic data have been mixed on the economy's underlying strength. Although the weakness in equities was fairly broad based, technology companies were hit especially hard, resulting from corporations trimming their spending on information technology and renewed rounds of downward earnings revisions in the telecommunications sector. Investor sentiment continued to be hampered by the potential for more terrorist attacks and concerns of impending military action in Iraq. Also, a steady stream of accounting scandals -- culminating with WorldCom's admission that it improperly accounted for $3.8 billion in expenses -- had an enormous effect on the market. Complicating the environment, stock investors became concerned by the perceived lack of integrity of Wall Street research. Further, even after several years of falling valuations, growth stocks continued to be highly valued relative to their trailing earnings growth. This situation put additional downward pressure on stock prices.

Performance and Portfolio Strategy
For the 12-month period ended November 30, 2002, Morgan Stanley Nasdaq-100 Index Fund's Class A, B, C and D shares posted total returns of -29.32 percent, -29.85 percent, -29.85 percent and -29.17 percent, respectively. During the same period, the Nasdaq 100 Index produced a total return of -30.07 percent.* The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund seeks to deliver investment performance that corresponds, before expenses, to the total return of the Nasdaq 100 Index, by investing in substantially all the stocks that comprise the Nasdaq 100 in approximately the same weightings as they are represented in the Index.

Looking Ahead
Despite the recent weakness in U.S. equity markets there is growing evidence that the economic woes of the last three years may be subsiding. Factory orders have increased, excess inventories have decreased, corporate profits have stopped falling and the labor market appears to be stabilizing. After more than a year

----------------
* The "Nasdaq 100-Registered Trademark-", "Nasdaq 100 Index-Registered Trademark-", and "Nasdaq-Registered Trademark-" are trademarks or service marks of The Nasdaq Stock Market (together with its affiliates, "Nasdaq") and have been licensed for use by the Fund. Nasdaq has not passed on the legality or suitability of the Fund. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITIES WITH RESPECT TO THE FUND.

Morgan Stanley Nasdaq-100 Index Fund
LETTER TO THE SHAREHOLDERS / / NOVEMBER 30, 2002 CONTINUED

in the doldrums, even industrial production is showing renewed signs of vigor. The November 2002 interest-rate cut by the Federal Reserve from 1.75 percent to
1.25 percent and hopes of an economic stimulus package from Washington could have a significant, positive impact on the market in 2003. Moreover, because business technology capital expenditure typically picks up after two quarters of improving profits, a more-positive investment environment for technology stocks could be possible in the near future. Should this be the case, we believe that the Fund is well positioned to participate in a sustainable market move.

Although the current market environment warrants caution on the part of investors, rewarding investment opportunities often arise following such periods of stress and poor investor sentiment. We are cautiously optimistic about the economic outlook in light of the modest improvement in the industrial economy, as well as the strong fiscal and monetary stimulus. The valuations of select segments of the market have become more reasonable following the recent harsh correction in equity prices. Many high-quality businesses with strong long-term prospects are beginning to trade at more attractive valuations.

We appreciate your ongoing support of Morgan Stanley Nasdaq-100 Index Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Morgan Stanley Nasdaq-100 Index Fund
ANNUAL HOUSEHOLDING NOTICE / / NOVEMBER 30, 2002

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Nasdaq-100 Index Fund
FUND PERFORMANCE / / NOVEMBER 30, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

                    CLASS A    CLASS B    CLASS C    CLASS D   NASDAQ 100 INDEX(4)
July 13, 2001         $9,475    $10,000    $10,000    $10,000              $10,000
August 31, 2001       $7,968     $8,400     $8,400     $8,410               $8,393
November 30, 2001     $8,651     $9,100     $9,100     $9,140               $9,115
February 28, 2002     $7,372     $7,740     $7,740     $7,790               $7,762
May 31, 2002          $6,547     $6,860     $6,860     $6,920               $6,900
August 31, 2002       $5,140     $5,375     $5,375     $5,435               $5,382
November 30, 2002  $6,115(3)  $6,130(3)  $6,383(3)  $6,474(3)               $6,374

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                           AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED NOVEMBER 30, 2002
 ------------------------------------------------------------------------------------------------------------------
                     CLASS A SHARES*                                           CLASS B SHARES**
 -------------------------------------------------------    -------------------------------------------------------
 1 Year                       (29.32)%(1)    (33.03)%(2)    1 Year                       (29.85)%(1)    (33.33)%(2)
 Since Inception (7/13/01)    (27.15)%(1)    (29.94)%(2)    Since Inception (7/13/01)    (27.72)%(1)    (29.81)%(2)

                     CLASS C SHARES+                                           CLASS D SHARES++
 -------------------------------------------------------    -------------------------------------------------------
 1 Year                       (29.85)%(1)    (30.55)%(2)    1 Year                       (29.17)%(1)
 Since Inception (7/13/01)    (27.72)%(1)    (27.72)%(2)    Since Inception (7/13/01)    (26.99)%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON NOVEMBER 30, 2002.
(4) THE NASDAQ-100 INDEX INCLUDES 100 OF THE LARGEST DOMESTIC AND INTERNATIONAL NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET BASED ON MARKET CAPITALIZATION. THE INDEX REFLECTS COMPANIES ACROSS MAJOR INDUSTRY GROUPS INCLUDING COMPUTER HARDWARE AND SOFTWARE, TELECOMMUNICATIONS, RETAIL/WHOLESALE TRADE AND BIOTECHNOLOGY. IT DOES NOT CONTAIN FINANCIAL COMPANIES INCLUDING INVESTMENT COMPANIES. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common Stocks (92.7%)
           ADVERTISING/MARKETING SERVICES (0.2%)
 12,296    Gemstar-TV Guide International, Inc.*...  $    45,987
                                                     -----------
           APPAREL/FOOTWEAR (1.2%)
  5,772    Cintas Corp.............................      291,313
                                                     -----------
           BIOTECHNOLOGY (9.9%)
  2,348    Abgenix, Inc.*..........................       21,766
 16,847    Amgen Inc.*.............................      795,178
  5,161    Biogen, Inc.*...........................      227,858
  1,427    Cephalon, Inc.*.........................       78,200
  7,474    Chiron Corp.*...........................      300,455
  7,597    Genzyme Corp. (General Division)*.......      249,182
  5,454    Gilead Sciences, Inc.*..................      215,324
  3,619    Human Genome Sciences, Inc.*............       38,579
  1,701    ICOS Corp.*.............................       53,990
  4,693    IDEC Pharmaceuticals Corp.*.............      153,977
  2,033    ImClone Systems, Inc.*..................       27,913
  1,412    Invitrogen Corp.*.......................       39,480
  7,590    MedImmune, Inc.*........................      200,224
  8,820    Millennium Pharmaceuticals, Inc.*.......       88,288
  2,419    Protein Design Labs, Inc.*..............       22,085
                                                     -----------
                                                       2,512,499
                                                     -----------
           BROADCASTING (1.4%)
 12,386    USA Interactive, Inc.*..................      344,331
                                                     -----------
           CABLE/SATELLITE TV (3.1%)
  8,650    Charter Communications, Inc. (Class
            A)*....................................       17,646
 26,400    Comcast Corp. (Class A)*................      618,816
  7,072    EchoStar Communications Corp. (Class
            A)*....................................      144,340
                                                     -----------
                                                         780,802
                                                     -----------
           CHEMICALS: SPECIALTY (0.4%)
  1,990    Sigma-Aldrich Corp......................       99,998
                                                     -----------

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           COMPUTER COMMUNICATIONS (4.8%)
  6,739    Brocade Communications Systems, Inc.*...  $    38,345
 73,920    Cisco Systems, Inc.*....................    1,102,886
  6,882    Juniper Networks, Inc.*.................       67,031
                                                     -----------
                                                       1,208,262
                                                     -----------
           COMPUTER PERIPHERALS (0.5%)
  9,950    Network Appliance, Inc.*................      138,305
                                                     -----------
           COMPUTER PROCESSING HARDWARE (4.6%)
 14,155    Apple Computer, Inc.*...................      219,403
 26,990    Dell Computer Corp.*....................      771,104
 39,934    Sun Microsystems, Inc.*.................      171,357
                                                     -----------
                                                       1,161,864
                                                     -----------
           CONTAINERS/PACKAGING (0.4%)
  6,781    Smurfit-Stone Container Corp.*..........       98,867
                                                     -----------
           DATA PROCESSING SERVICES (2.1%)
  6,801    Fiserv, Inc.*...........................      230,690
 10,087    Paychex, Inc............................      294,540
                                                     -----------
                                                         525,230
                                                     -----------
           DISCOUNT STORES (1.2%)
  6,774    Costco Wholesale Corp.*.................      218,800
  3,105    Dollar Tree Stores, Inc.*...............       91,132
                                                     -----------
                                                         309,932
                                                     -----------
           ELECTRICAL PRODUCTS (0.3%)
  2,763    Molex Inc...............................       77,502
                                                     -----------
           ELECTRONIC COMPONENTS (1.4%)
 15,853    Flextronics International, Ltd.
            (Singapore)*...........................      174,542
  2,692    QLogic Corp.*...........................      116,940
 15,836    Sanmina-SCI Corp.*......................       76,013
                                                     -----------
                                                         367,495
                                                     -----------
           ELECTRONIC DISTRIBUTORS (0.5%)
  2,477    CDW Computer Centers, Inc.*.............      126,253
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           ELECTRONIC EQUIPMENT/
           INSTRUMENTS (0.5%)
 40,539    JDS Uniphase Corp.*.....................  $   138,238
                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT (3.8%)
 24,101    Applied Materials, Inc.*................      410,922
  6,481    KLA-Tencor Corp.*.......................      286,266
  4,135    Novellus Systems, Inc.*.................      150,059
  1,989    Synopsys, Inc.*.........................      103,388
                                                     -----------
                                                         950,635
                                                     -----------
           INFORMATION TECHNOLOGY SERVICES (1.2%)
  5,878    Citrix Systems, Inc.*...................       69,067
 12,474    PeopleSoft, Inc.*.......................      244,989
                                                     -----------
                                                         314,056
                                                     -----------
           INTERNET RETAIL (0.7%)
  7,144    Amazon.com, Inc.*.......................      166,812
                                                     -----------
           INTERNET SOFTWARE/ SERVICES (2.3%)
 10,639    BEA Systems, Inc.*......................      117,444
  6,783    Check Point Software Technologies Ltd.
            (Israel)*..............................      115,650
 15,831    Siebel Systems, Inc.*...................      134,722
  6,310    VeriSign, Inc.*.........................       66,318
  8,164    Yahoo! Inc.*............................      149,156
                                                     -----------
                                                         583,290
                                                     -----------
           MEDICAL DISTRIBUTORS (0.1%)
  1,970    Andrx Group*............................       28,565
                                                     -----------
           MEDICAL SPECIALTIES (1.2%)
 10,025    Biomet, Inc.............................      275,688
  3,666    Cytyc Corp.*............................       36,660
                                                     -----------
                                                         312,348
                                                     -----------
           MEDICAL/NURSING SERVICES (0.4%)
  2,899    Lincare Holdings, Inc.*.................       94,855
                                                     -----------

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           OTHER CONSUMER SERVICES (2.6%)
  4,961    Apollo Group, Inc. (Class A)*...........  $   204,641
  6,444    eBay, Inc.*.............................      444,314
                                                     -----------
                                                         648,955
                                                     -----------
           PACKAGED SOFTWARE (19.8%)
  6,652    Adobe Systems, Inc......................      196,434
  6,557    Compuware Corp.*........................       35,801
 13,114    i2 Technologies, Inc.*..................       23,212
  7,538    Intuit Inc.*............................      406,600
  2,531    Mercury Interactive Corp.*..............       84,738
 52,349    Microsoft Corp.* **.....................    3,026,819
 63,474    Oracle Corp.*...........................      771,209
  5,708    Rational Software Corp.*................       52,799
  4,219    Symantec Corp.*.........................      184,497
 11,865    VERITAS Software Corp.*.................      215,706
                                                     -----------
                                                       4,997,815
                                                     -----------
           PERSONNEL SERVICES (0.2%)
  3,388    TMP Worldwide, Inc.*....................       49,363
                                                     -----------
           PHARMACEUTICALS: OTHER (0.9%)
  2,397    Sepracor, Inc.*.........................       22,915
  2,572    Teva Pharmaceutical Industries Ltd.
            (ADR) (Israel).........................      203,342
                                                     -----------
                                                         226,257
                                                     -----------
           RECREATIONAL PRODUCTS (1.1%)
  3,969    Electronic Arts Inc.*...................      269,336
                                                     -----------
           RESTAURANTS (1.3%)
 15,269    Starbucks Corp.*........................      331,948
                                                     -----------
           SEMICONDUCTORS (13.3%)
 15,191    Altera Corp.*...........................      220,725
  9,879    Applied Micro Circuits Corp.*...........       45,048
  9,902    Atmel Corp.*............................       34,756
  5,190    Broadcom Corp. (Class A)*...............      101,465
  8,249    Conexant Systems, Inc.*.................       18,816
  2,776    Integrated Device Technology, Inc.*.....       29,842
 65,999    Intel Corp..............................    1,378,059
 11,997    Linear Technology Corp..................      398,660

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

 12,796    Maxim Integrated Products, Inc..........  $   538,584
  4,747    Microchip Technology Inc................      136,524
  4,657    NVIDIA Corp.*...........................       79,774
  5,216    PMC - Sierra, Inc.*.....................       42,510
  6,157    Vitesse Semiconductor Corp.*............       20,447
 12,663    Xilinx, Inc.*...........................      312,016
                                                     -----------
                                                       3,357,226
                                                     -----------
           SERVICES TO THE HEALTH INDUSTRY (0.4%)
  1,987    Express Scripts, Inc. (Class A)*........      100,542
                                                     -----------
           SPECIALTY STORES (2.2%)
 11,107    Bed Bath & Beyond Inc.*.................      385,302
  8,915    Staples, Inc.*..........................      172,060
                                                     -----------
                                                         557,362
                                                     -----------
           SPECIALTY TELECOMMUNICATIONS (0.4%)
  5,715    PanAmSat Corp.*.........................      110,014
                                                     -----------
           TELECOMMUNICATION EQUIPMENT (5.8%)
 28,118    ADC Telecommunications, Inc.*...........       61,016
 14,491    CIENA Corp.*............................       96,365
  5,491    Comverse Technology, Inc.*..............       66,551
 26,505    QUALCOMM Inc.*..........................    1,092,536
  5,425    RF Micro Devices, Inc.*.................       66,131
  3,904    Telefonaktiebolaget LM Ericsson (ADR)
            (Sweden)*..............................       38,376
  6,631    Tellabs, Inc.*..........................       58,817
                                                     -----------
                                                       1,479,792
                                                     -----------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.7%)
  3,673    PACCAR, Inc.............................      179,977
                                                     -----------

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           WIRELESS TELECOMMUNICATIONS (1.8%)
 33,507    Nextel Communications, Inc. (Class
            A)*....................................  $   460,721
                                                     -----------
           Total Common Stocks
            (COST $29,812,383).....................   23,446,747
                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------

           Short-Term Investment (8.4%)
           Repurchase Agreement
 $2,110    Joint repurchase agreement account 1.36%
           due 12/02/02 (dated 11/29/02; proceeds
           $2,110,239) (a)
           (COST $2,110,000).......................    2,110,000
                                                     -----------

  Total Investments
   (COST $31,922,383) (b).................   101.1%  25,556,747
  Liabilities in Excess of Other Assets...    (1.1)    (271,385)
                                            ------  -----------
  Net Assets..............................   100.0% $25,285,362
                                            ======  ===========

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
  *   NON-INCOME PRODUCING SECURITY.
 ** A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $728,339 AND
      THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $7,093,975,
      RESULTING IN NET UNREALIZED DEPRECIATION OF $6,365,636.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 CONTINUED

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2002:
                                                DESCRIPTION,
      NUMBER OF                                DELIVERY MONTH,            UNDERLYING FACE     UNREALIZED
      CONTRACTS         LONG/SHORT                AND YEAR                AMOUNT AT VALUE    APPRECIATION
----------------------------------------------------------------------------------------------------------
          8                Long       Nasdaq-100 Index
                                      December/2002                           $893,600         $ 78,236
         41                Long       Nasdaq-100 E-Mini
                                      December/2002                            915,940          145,012
                                                                                               --------
                                      Total unrealized appreciation.......................     $223,248
                                                                                               ========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
NOVEMBER 30, 2002

Assets:
Investments in securities, at value (cost
 $31,922,383).....................................  $  25,556,747
Receivable for:
  Investments sold................................        296,032
  Shares of beneficial interest sold..............         99,321
  Dividends.......................................          2,086
Prepaid expenses and other assets.................         19,755
Receivable from affiliate.........................         28,546
                                                    -------------
    Total Assets..................................     26,002,487
                                                    -------------
Liabilities:
Payable for:
  Investments purchased...........................        640,844
  Distribution fee................................         16,192
  Variation margin on futures contracts...........         11,207
  Shares of beneficial interest redeemed..........          1,031
Accrued expenses and other payables...............         47,851
                                                    -------------
    Total Liabilities.............................        717,125
                                                    -------------
    Net Assets....................................  $  25,285,362
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $  33,234,124
Net unrealized depreciation.......................     (6,142,388)
Accumulated net realized loss.....................     (1,806,374)
                                                    -------------
    Net Assets....................................  $  25,285,362
                                                    =============
Class A Shares:
Net Assets........................................       $956,406
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        149,379
    Net Asset Value Per Share.....................  $        6.40
                                                    =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $        6.75
                                                    =============
Class B Shares:
Net Assets........................................    $17,095,259
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      2,699,792
    Net Asset Value Per Share.....................  $        6.33
                                                    =============
Class C Shares:
Net Assets........................................     $4,009,359
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        632,921
    Net Asset Value Per Share.....................  $        6.33
                                                    =============
Class D Shares:
Net Assets........................................     $3,224,338
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        501,893
    Net Asset Value Per Share.....................  $        6.42
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED NOVEMBER 30, 2002

Net Investment Loss:
Income
Interest..........................................  $      21,131
Dividends.........................................         15,128
                                                    -------------
    Total Income..................................         36,259
                                                    -------------
Expenses
Distribution fee (Class A shares).................          1,825
Distribution fee (Class B shares).................        150,272
Distribution fee (Class C shares).................         34,379
Investment management fee.........................         80,760
Offering costs....................................         72,504
Professional fees.................................         48,012
Transfer agent fees and expenses..................         47,729
Shareholder reports and notices...................         35,153
Custodian fees....................................          6,874
Other.............................................         14,832
                                                    -------------
    Total Expenses................................        492,340
Less: amounts waived/reimbursed...................       (305,864)
                                                    -------------
    Net Expenses..................................        186,476
                                                    -------------
    Net Investment Loss...........................       (150,217)
                                                    -------------

Net Realized and Unrealized Gain (Loss):
Net Realized Loss on:
  Investments.....................................     (1,004,221)
  Futures contracts...............................       (720,415)
                                                    -------------
    Net Realized Loss.............................     (1,724,636)
                                                    -------------
Net Change in Unrealized Appreciation/Depreciation
 on:
  Investments.....................................     (5,699,369)
  Futures contracts...............................        190,922
                                                    -------------
    Net Depreciation..............................     (5,508,447)
                                                    -------------
    Net Loss......................................     (7,233,083)
                                                    -------------
Net Decrease......................................  $  (7,383,300)
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                                              FOR THE PERIOD
                                            FOR THE YEAR      JULY 13, 2001*
                                                ENDED             THROUGH
                                          NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                          -----------------  -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................     $   (150,217)     $    (16,090)
Net realized gain (loss)................       (1,724,636)           78,366
Net change in unrealized depreciation...       (5,508,447)         (633,941)
                                             ------------      ------------

    Net Decrease........................       (7,383,300)         (571,665)
                                             ------------      ------------

Distributions to Shareholders from Net
 Realized Gain**:
Class A shares..........................           (5,547)               --
Class B shares..........................         (118,343)               --
Class C shares..........................          (27,664)               --
Class D shares..........................           (2,782)               --
                                             ------------      ------------

    Total Distributions.................         (154,336)               --
                                             ------------      ------------

Net increase from transactions in shares
 of beneficial interest.................       18,205,255        15,089,408
                                             ------------      ------------

    Net Increase........................       10,667,619        14,517,743

Net Assets:
Beginning of period.....................       14,617,743           100,000
                                             ------------      ------------

End of Period...........................     $ 25,285,362      $ 14,617,743
                                             ============      ============

---------------------

 *    COMMENCEMENT OF OPERATIONS.
 **   INCLUDES SHORT-TERM GAINS OF:

   CLASS A SHARES..........................  $        2,199    $             --
   CLASS B SHARES..........................          46,909                  --
   CLASS C SHARES..........................          10,965                  --
   CLASS D SHARES..........................           1,103                  --
                                             ----------------  ----------------
       TOTAL SHORT-TERM GAINS..............  $       61,176    $             --
                                             ================  ================

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002

1. Organization and Accounting Policies
Morgan Stanley Nasdaq-100 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Nasdaq-100 Index (the "Nasdaq-100"). The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks of selected companies included in the Nasdaq-100. The Fund was organized as a Massachusetts business trust on April 10, 2001, and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 CONTINUED

maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 CONTINUED

differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $117,980, which have been reimbursed by the Fund for the full amount thereof. Such expenses were deferred and were fully amortized as of July 12, 2002.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund has $50 million of net assets or December 31, 2003, whichever occurs first. Thereafter, the Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.60% of the daily net assets of the Fund. At November 30, 2002, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 CONTINUED

Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,564,664 at November 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $52,533 and $5,471, respectively and received $15,122 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2002 aggregated $17,809,593 and $1,393,530, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

At November 30, 2002, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Manager and Distributor, owned 415,968 Class D shares of beneficial interest.

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                            FOR THE PERIOD
                                     FOR THE YEAR           JULY 13, 2001*
                                        ENDED                   THROUGH
                                  NOVEMBER 30, 2002        NOVEMBER 30, 2001
                                ----------------------  -----------------------
                                 SHARES      AMOUNT       SHARES      AMOUNT
                                ---------  -----------  ----------  -----------
CLASS A SHARES
Sold..........................    166,343  $ 1,277,774      50,492  $   435,089
Reinvestment of
 distributions................        936        5,497          --           --
Redeemed......................    (68,468)    (493,301)     (2,424)     (22,271)
                                ---------  -----------  ----------  -----------
Net increase -- Class A.......     98,811      789,970      48,068      412,818
                                ---------  -----------  ----------  -----------
CLASS B SHARES
Sold..........................  2,217,375   16,791,025   2,234,019   20,040,558
Reinvestment of
 distributions................     18,748      109,113          --           --
Redeemed......................   (746,091)  (4,769,567) (1,026,759)  (9,965,167)
                                ---------  -----------  ----------  -----------
Net increase -- Class B.......  1,490,032   12,130,571   1,207,260   10,075,391
                                ---------  -----------  ----------  -----------
CLASS C SHARES
Sold..........................    547,072    4,155,145     259,992    2,174,408
Reinvestment of
 distributions................      4,491       26,185          --           --
Redeemed......................   (167,123)  (1,072,785)    (14,011)    (100,951)
                                ---------  -----------  ----------  -----------
Net increase -- Class C.......    384,440    3,108,545     245,981    2,073,457
                                ---------  -----------  ----------  -----------
CLASS D SHARES
Sold..........................    516,906    2,922,343     944,462    9,105,719
Reinvestment of
 distributions................        448        2,633          --           --
Redeemed......................   (112,414)    (748,807)   (850,009)  (6,577,977)
                                ---------  -----------  ----------  -----------
Net increase -- Class D.......    404,940    2,176,169      94,453    2,527,742
                                ---------  -----------  ----------  -----------
Net increase in Fund..........  2,378,223  $18,205,255   1,595,762  $15,089,408
                                =========  ===========  ==========  ===========

---------------------

 *    COMMENCEMENT OF OPERATIONS.

6. Federal Income Tax Status
At November 30, 2002, the Fund had a net capital loss carryover of approximately $1,314,000 which will be available through November 30, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31, ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $197,000 during fiscal 2002.

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 CONTINUED

As of November 30, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses, the mark-to-market of open futures contracts and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited to $150,217.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the Nasdaq-100 while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the Nasdaq-100.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into these contracts from the potential inability of the counter-parties to meet the terms of their contracts.

At November 30, 2002, the Fund had outstanding futures contracts.

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                              FOR THE PERIOD
                                            FOR THE YEAR      JULY 13, 2001*
                                                ENDED             THROUGH
                                          NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                          -----------------  -----------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period....       $ 9.13             $10.00
                                               ------             ------
Loss from investment operations:
  Net investment income (loss)++........         0.00               0.00
  Net realized and unrealized loss......        (2.68)             (0.87)
                                               ------             ------
Total loss from investment operations...        (2.68)             (0.87)
                                               ------             ------
Less distributions from net realized
 gain...................................        (0.05)            -
                                               ------             ------

Net asset value, end of period..........       $ 6.40             $ 9.13
                                               ======             ======

Total Return+...........................       (29.32)%            (8.70)%(1)

Ratios to Average Net Assets(3)(4):
Expenses................................         0.24 %             0.25 %(2)
Net investment income (loss)............        (0.06)%             0.04 %(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................         $956               $462
Portfolio turnover rate.................            7 %               10 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                               EXPENSE        NET INVESTMENT
   PERIOD ENDED                                 RATIO           LOSS RATIO
   ------------                                -------        --------------
   NOVEMBER 30, 2002.......................     1.75%            (1.57)%
   NOVEMBER 30, 2001.......................     3.50             (3.21)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                              FOR THE PERIOD
                                            FOR THE YEAR      JULY 13, 2001*
                                                ENDED             THROUGH
                                          NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                          -----------------  -----------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period....       $ 9.10             $10.00
                                               ------             ------
Loss from investment operations:
  Net investment loss++.................        (0.06)             (0.02)
  Net realized and unrealized loss......        (2.66)             (0.88)
                                               ------             ------
Total loss from investment operations...        (2.72)             (0.90)
                                               ------             ------
Less distributions from net realized
 gain...................................        (0.05)            -
                                               ------             ------

Net asset value, end of period..........       $ 6.33             $ 9.10
                                               ======             ======

Total Return+...........................       (29.85)%            (9.00)%(1)

Ratios to Average Net Assets(3)(4):
Expenses................................         1.00 %             1.00 %(2)
Net investment loss.....................        (0.82)%            (0.71)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................      $17,095            $11,008
Portfolio turnover rate.................            7 %               10 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                               EXPENSE        NET INVESTMENT
   PERIOD ENDED                                 RATIO           LOSS RATIO
   ------------                                -------        --------------
   NOVEMBER 30, 2002.......................     2.51%            (2.33)%
   NOVEMBER 30, 2001.......................     4.25             (3.96)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                              FOR THE PERIOD
                                            FOR THE YEAR      JULY 13, 2001*
                                                ENDED             THROUGH
                                          NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                          -----------------  -----------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period....       $ 9.10             $10.00
                                               ------             ------
Loss from investment operations:
  Net investment loss++.................        (0.05)             (0.02)
  Net realized and unrealized loss......        (2.67)             (0.88)
                                               ------             ------
Total loss from investment operations...        (2.72)             (0.90)
                                               ------             ------
Less distributions from net realized
 gain...................................        (0.05)            -
                                               ------             ------

Net asset value, end of period..........       $ 6.33             $ 9.10
                                               ======             ======

Total Return+...........................       (29.85)%            (9.00)%(1)

Ratios to Average Net Assets(3)(4):
Expenses................................         1.00 %             1.00 %(2)
Net investment loss.....................        (0.82)%            (0.71)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................       $4,009             $2,262
Portfolio turnover rate.................            7 %               10 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                               EXPENSE        NET INVESTMENT
   PERIOD ENDED                                 RATIO           LOSS RATIO
   ------------                                -------        --------------
   NOVEMBER 30, 2002.......................     2.51%            (2.33)%
   NOVEMBER 30, 2001.......................     4.25             (3.96)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                              FOR THE PERIOD
                                            FOR THE YEAR      JULY 13, 2001*
                                                ENDED             THROUGH
                                          NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                          -----------------  -----------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period....       $ 9.14             $10.00
                                               ------             ------
Loss from investment operations:
  Net investment income++...............         0.01               0.01
  Net realized and unrealized loss......        (2.68)             (0.87)
                                               ------             ------
Total loss from investment operations...        (2.67)             (0.86)
                                               ------             ------
Less distributions from net realized
 gain...................................        (0.05)            -
                                               ------             ------

Net asset value, end of period..........       $ 6.42             $ 9.14
                                               ======             ======

Total Return+...........................       (29.17)%            (8.60)%(1)

Ratios to Average Net Assets(3)(4):
Expenses................................         0.00 %             0.00 %(2)
Net investment income...................         0.18 %             0.29 %(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................       $3,224               $886
Portfolio turnover rate.................            7 %               10 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                               EXPENSE        NET INVESTMENT
   PERIOD ENDED                                 RATIO           LOSS RATIO
   ------------                                -------        --------------
   NOVEMBER 30, 2002.......................     1.51%            (1.33)%
   NOVEMBER 30, 2001.......................     3.25             (2.96)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Nasdaq-100 Index Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Nasdaq-100 Index Fund (the "Fund"), including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and the period July 13, 2001 (commencement of operations) through November 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Nasdaq-100 Index Fund as of November 30, 2002, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period July 13, 2001 (commencement of operations) through November 30, 2001, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JANUARY 10, 2003

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended November 30, 2002, the Fund paid to its shareholders $0.03 per share from long-term capital gains.

Morgan Stanley Nasdaq-100 Index Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                             TERM OF                                       IN FUND
                             POSITION(S)    OFFICE AND                                     COMPLEX
  NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN    OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE       REGISTRANT   TIME SERVED*       DURING PAST 5 YEARS        BY TRUSTEE**    HELD BY TRUSTEE
 --------------------------  ------------  ------------  ------------------------------  ------------  --------------------
 Michael Bozic (61)          Trustee       Since April   Retired; Director or Trustee         129      Director of Weirton
 c/o Mayer, Brown, Rowe &                  1994          of the Morgan Stanley Funds                   Steel Corporation.
 Maw                                                     and the TCW/DW Term Trusts;
 Counsel to the Independent                              formerly Vice Chairman of
 Trustees                                                Kmart Corporation (December
 1675 Broadway                                           1998-October 2000), Chairman
 New York, NY                                            and Chief Executive Officer of
                                                         Levitz Furniture Corporation
                                                         (November 1995-November 1998)
                                                         and President and Chief
                                                         Executive Officer of Hills
                                                         Department Stores (May
                                                         1991-July 1995); formerly
                                                         variously Chairman, Chief
                                                         Executive Officer, President
                                                         and Chief Operating Officer
                                                         (1987-1991) of the Sears
                                                         Merchandise Group of Sears,
                                                         Roebuck & Co.
 Edwin J. Garn (70)          Trustee       Since         Director or Trustee of the           129      Director of Franklin
 c/o Summit Ventures LLC                   January 1993  Morgan Stanley Funds and the                  Covey (time
 1 Utah Center                                           TCW/DW Term Trusts; formerly                  management systems),
 201 S. Main Street                                      United States Senator (R-Utah)                BMW Bank of North
 Salt Lake City, UT                                      (1974-1992) and Chairman,                     America, Inc.
                                                         Senate Banking Committee                      (industrial loan
                                                         (1980-1986); formerly Mayor of                corporation), United
                                                         Salt Lake City, Utah                          Space Alliance
                                                         (1971-1974); formerly                         (joint venture
                                                         Astronaut, Space Shuttle                      between Lockheed
                                                         Discovery (April 12-19, 1985);                Martin and the
                                                         Vice Chairman, Huntsman                       Boeing Company) and
                                                         Corporation (chemical                         Nuskin Asia Pacific
                                                         company); member of the Utah                  (multilevel
                                                         Regional Advisory Board of                    marketing); member
                                                         Pacific Corp.                                 of the board of
                                                                                                       various civic and
                                                                                                       charitable
                                                                                                       organizations.
 Wayne E. Hedien (68)        Trustee       Since         Retired; Director or Trustee         129      Director of The PMI
 c/o Mayer, Brown, Rowe &                  September     of the Morgan Stanley Funds                   Group Inc. (private
 Maw                                       1997          and the TCW/DW Term Trusts;                   mortgage insurance);
 Counsel to the Independent                              formerly associated with the                  Trustee and Vice
 Trustees                                                Allstate Companies                            Chairman of The
 1675 Broadway                                           (1966-1994), most recently as                 Field Museum of
 New York, NY                                            Chairman of The Allstate                      Natural History;
                                                         Corporation (March                            director of various
                                                         1993-December 1994) and                       other business and
                                                         Chairman and Chief Executive                  charitable
                                                         Officer of its wholly-owned                   organizations.
                                                         subsidiary, Allstate Insurance
                                                         Company (July 1989-December
                                                         1994).

Morgan Stanley Nasdaq-100 Index Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                             TERM OF                                       IN FUND
                             POSITION(S)    OFFICE AND                                     COMPLEX
  NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN    OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE       REGISTRANT   TIME SERVED*       DURING PAST 5 YEARS        BY TRUSTEE**    HELD BY TRUSTEE
 --------------------------  ------------  ------------  ------------------------------  ------------  --------------------
 Dr. Manuel H. Johnson (53)  Trustee       Since July    Chairman of the Audit                129      Director of NVR,
 c/o Johnson Smick                         1991          Committee and Director or                     Inc. (home
 International, Inc.                                     Trustee of the Morgan Stanley                 construction);
 1133 Connecticut Avenue,                                Funds and the TCW/DW Term                     Chairman and Trustee
 N.W.                                                    Trusts; Senior Partner,                       of the Financial
 Washington, D.C.                                        Johnson Smick International,                  Accounting
                                                         Inc., a consulting firm;                      Foundation
                                                         Co-Chairman and a founder of                  (oversight
                                                         the Group of Seven Council                    organization of the
                                                         (G7C), an international                       Financial Accounting
                                                         economic commission; formerly                 Standards Board).
                                                         Vice Chairman of the Board of
                                                         Governors of the Federal
                                                         Reserve System and Assistant
                                                         Secretary of the U.S.
                                                         Treasury.
 Michael E. Nugent (66)      Trustee       Since July    Chairman of the Insurance            207      Director of various
 c/o Triumph Capital, L.P.                 1991          Committee and Director or                     business
 237 Park Avenue                                         Trustee of the Morgan Stanley                 organizations.
 New York, NY                                            Funds and the TCW/DW Term
                                                         Trusts; director/trustee of
                                                         various investment companies
                                                         managed by Morgan Stanley
                                                         Investment Management Inc. and
                                                         Morgan Stanley Investments LP
                                                         (since July 2001); General
                                                         Partner, Triumph Capital,
                                                         L.P., a private investment
                                                         partnership; formerly Vice
                                                         President, Bankers Trust
                                                         Company and BT Capital
                                                         Corporation (1984-1988).

Morgan Stanley Nasdaq-100 Index Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                             TERM OF                                       IN FUND
                             POSITION(S)    OFFICE AND                                     COMPLEX
  NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN    OTHER DIRECTORSHIPS
     INTERESTED TRUSTEE       REGISTRANT   TIME SERVED*       DURING PAST 5 YEARS        BY TRUSTEE**    HELD BY TRUSTEE
 --------------------------  ------------  ------------  ------------------------------  ------------  --------------------
 Charles A. Fiumefreddo      Chairman of   Since July    Chairman and Director or             129      None
 (69)                        the Board     1991          Trustee of the Morgan Stanley
 c/o Morgan Stanley Trust    and Trustee                 Funds and the TCW/DW Term
 Harborside Financial                                    Trusts; formerly Chairman,
 Center,                                                 Chief Executive Officer and
 Plaza Two,                                              Director of the Investment
 Jersey City, NJ                                         Manager, the Distributor and
                                                         Morgan Stanley Services,
                                                         Executive Vice President and
                                                         Director of Morgan
                                                         Stanley DW, Chairman and
                                                         Director of the Transfer
                                                         Agent, and Director and/or
                                                         officer of various Morgan
                                                         Stanley subsidiaries (until
                                                         June 1998) and Chief Executive
                                                         Officer of the Morgan Stanley
                                                         Funds and the TCW/DW Term
                                                         Trusts (until
                                                         September 2002).
 James F. Higgins (54)       Trustee       Since June    Senior Advisor of Morgan             129      None
 c/o Morgan Stanley Trust                  2000          Stanley (since August 2000);
 Harborside Financial                                    Director of the Distributor
 Center,                                                 and Dean Witter Realty Inc.;
 Plaza Two,                                              Director or Trustee of the
 Jersey City, NJ                                         Morgan Stanley Funds and the
                                                         TCW/DW Term Trusts (since June
                                                         2000); previously President
                                                         and Chief Operating Officer of
                                                         the Private Client Group of
                                                         Morgan Stanley (May 1999-
                                                         August 2000), President and
                                                         Chief Operating Officer of
                                                         Individual Securities of
                                                         Morgan Stanley
                                                         (February 1997-
                                                         May 1999).
 Philip J. Purcell (59)      Trustee       Since April   Director or Trustee of the           129      Director of American
 1585 Broadway                             1994          Morgan Stanley Funds and the                  Airlines, Inc. and
 New York, NY                                            TCW/DW Term Trusts; Chairman                  its parent company,
                                                         of the Board of Directors and                 AMR Corporation.
                                                         Chief Executive Officer of
                                                         Morgan Stanley and Morgan
                                                         Stanley DW; Director of the
                                                         Distributor; Chairman of the
                                                         Board of Directors and Chief
                                                         Executive Officer of Novus
                                                         Credit Services Inc.; Director
                                                         and/or officer of various
                                                         Morgan Stanley subsidiaries.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Nasdaq-100 Index Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:


                                                        TERM OF
                                      POSITION(S)      OFFICE AND
      NAME, AGE AND ADDRESS OF         HELD WITH       LENGTH OF             PRINCIPAL OCCUPATION(S)
         EXECUTIVE OFFICER             REGISTRANT     TIME SERVED*             DURING PAST 5 YEARS
 ----------------------------------  --------------  --------------  ----------------------------------------
 Mitchell M. Merin (49)              President and   President       President and Chief Operating Officer of
 1221 Avenue of the Americas         Chief           since May 1999  Morgan Stanley Investment Management
 New York, NY                        Executive       and Chief       (since December 1998); President,
                                     Officer         Executive       Director (since April 1997) and Chief
                                                     Officer since   Executive Officer (since June 1998) of
                                                     September 2002  the Investment Manager and Morgan
                                                                     Stanley Services; Chairman, Chief
                                                                     Executive Officer and Director of the
                                                                     Distributor (since June 1998); Chairman
                                                                     (since June 1998) and Director (since
                                                                     January 1998) of the Transfer Agent;
                                                                     Director of various Morgan Stanley
                                                                     subsidiaries; President (since May 1999)
                                                                     and Chief Executive Officer (since
                                                                     September 2002) of the Morgan Stanley
                                                                     Funds and TCW/DW Term Trusts; Trustee of
                                                                     various Van Kampen investment companies
                                                                     (since December 1999); previously Chief
                                                                     Strategic Officer of the Investment
                                                                     Manager and Morgan Stanley Services and
                                                                     Executive Vice President of the
                                                                     Distributor (April 1997-June 1998), Vice
                                                                     President of the Morgan Stanley Funds
                                                                     (May 1997-April 1999), and Executive
                                                                     Vice President of Morgan Stanley.
 Barry Fink (47)                     Vice            Since February  General Counsel (since May 2000) and
 1221 Avenue of the Americas         President,      1997            Managing Director (since December 2000)
 New York, NY                        Secretary and                   of Morgan Stanley Investment Management;
                                     General                         Managing Director (since December 2000),
                                     Counsel                         and Secretary and General Counsel (since
                                                                     February 1997) and Director (since July
                                                                     1998) of the Investment Manager and
                                                                     Morgan Stanley Services; Assistant
                                                                     Secretary of Morgan Stanley DW; Vice
                                                                     President, Secretary and General Counsel
                                                                     of the Morgan Stanley Funds and TCW/DW
                                                                     Term Trusts (since February 1997); Vice
                                                                     President and Secretary of the
                                                                     Distributor; previously, Senior Vice
                                                                     President, Assistant Secretary and
                                                                     Assistant General Counsel of the
                                                                     Investment Manager and Morgan Stanley
                                                                     Services.
 Thomas F. Caloia (56)               Treasurer       Since April     Executive Director (since December 2002)
 c/o Morgan Stanley Trust                            1989            and Assistant Treasurer of the
 Harborside Financial Center,                                        Investment Manager, the Distributor and
 Plaza Two                                                           Morgan Stanley Services; previously
 Jersey City, NJ                                                     First Vice President of the Investment
                                                                     Manager, the Distributor and Morgan
                                                                     Stanley Services; Treasurer of the
                                                                     Morgan Stanley Funds.
 Ronald E. Robison (63)              Vice President  Since October   Managing Director, Chief Administrative
 1221 Avenue of the Americas                         1998            Officer and Director (since February
 New York, NY                                                        1999) of the Investment Manager and
                                                                     Morgan Stanley Services and Chief
                                                                     Executive Officer and Director of the
                                                                     Transfer Agent; previously Managing
                                                                     Director of the TCW Group Inc.
 Joseph J. McAlinden (59)            Vice President  Since July      Managing Director and Chief Investment
 1221 Avenue of the Americas                         1995            Officer of the Investment Manager,
 New York, NY                                                        Morgan Stanley Investment Management
                                                                     Inc. and Morgan Stanley Investments LP;
                                                                     Director of the Transfer Agent, Chief
                                                                     Investment Officer of the Van Kampen
                                                                     Funds.
 Francis Smith (37)                  Vice President  Since           Vice President and Chief Financial
 c/o Morgan Stanley Trust            and Chief       September 2002  Officer of the Morgan Stanley Funds and
 Harborside Financial Center,        Financial                       the TCW/DW Term Trusts (since September
 Plaza Two,                          Officer                         2002); Executive Director of the
 Jersey City, NJ                                                     Investment Manager and Morgan Stanley
                                                                     Services (since December 2001);
                                                                     previously Vice President of the
                                                                     Investment Manager and Morgan Stanley
                                                                     Services (August 2000-November 2001),
                                                                     Senior Manager at
                                                                     PricewaterhouseCoopers LLP (January
                                                                     1998-August 2000) and Associate-Fund
                                                                     Administration at BlackRock Financial
                                                                     Management (July 1996-December 1997).

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

39910RPT-9562A03-AP-12/02

[MORGAN STANLEY LOGO]

[PHOTO]

Morgan Stanley
Nasdaq-100 Index Fund

ANNUAL REPORT

NOVEMBER 30, 2002